UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Highfields Capital Management LP
Address    John Hancock Tower
           200 Clarendon Street, 59th Floor
           Boston, MA 02116

Form 13F File Number:    028-03499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Joseph F. Mazzella
Title   General Counsel
Phone   (617) 850-7500

Signature, Place, and Date of Signing:

/s/ Joseph F. Mazzella       Boston, Massachusetts       May 17, 2010
----------------------       ---------------------       ------------
[Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           2
Form 13F Information Table Entry Total:      76
Form 13F Information Table Value Total:      7,768,859   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name
---  --------------------  ----
1    028-04629             Jonathon S. Jacobson
2    028-04627             Richard L. Grubman

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4         COL 5       COL 6     COL 7                COL 8
                                                              US $   SHARES
                                                             VALUE       OR SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVENT SOFTWARE INC            COM              007974108      626    13985 SH       OTHER   01/02           13985 0        0
AETNA INC NEW                  COM              00817Y108    48108  1370204 SH       OTHER   01/02         1370204 0        0
AMERICAN EXPRESS CO            COM              025816109    80328  1946881 SH       OTHER   01/02         1946881 0        0
APOLLO GROUP INC               CL A             037604105    73548  1200000 SH       OTHER   01/02         1200000 0        0
ARTIO GLOBAL INVS INC          COM CL A         04315B107    22266   900000 SH       OTHER   01/02          900000 0        0
BANK OF AMERICA CORPORATION    COM              060505104    55014  3082000 SH       OTHER   01/02         3082000 0        0
BARRICK GOLD CORP              COM              067901108    33904   884286 SH       OTHER   01/02          884286 0        0
BLACKROCK INC                  COM              09247X101   464637  2133713 SH       OTHER   01/02         2133713 0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    81137  3361085 SH       OTHER   01/02         3361085 0        0
CALPINE CORP                   COM NEW          131347304   151057 12704500 SH  CALL OTHER   01/02        12704500 0        0
CARNIVAL CORP                  PAIRED CTF       143658300    11897   306000 SH       OTHER   01/02          306000 0        0
CELANESE CORP DEL              COM SER A        150870103    10988   345000 SH       OTHER   01/02          345000 0        0
CENOVUS ENERGY INC             COM              15135U109   147562  5630000 SH       OTHER   01/02         5630000 0        0
CF INDS HLDGS INC              COM              125269100    27354   300000 SH       OTHER   01/02          300000 0        0
CIT GROUP INC                  COM NEW          125581801    31713   813996 SH       OTHER   01/02          813996 0        0
COCA COLA CO                   COM              191216100    82500  1500000 SH       OTHER   01/02         1500000 0        0
COCA COLA ENTERPRISES INC      COM              191219104    27660  1000000 SH       OTHER   01/02         1000000 0        0
COMCAST CORP NEW               CL A SPL         20030N200   209627 11665377 SH       OTHER   01/02        11665377 0        0
COMCAST CORP NEW               CL A             20030N101     7495   398264 SH       OTHER   01/02          398264 0        0
CVS CAREMARK CORPORATION       COM              126650100    61471  1681368 SH       OTHER   01/02         1681368 0        0
DELTA AIR LINES INC DEL        COM NEW          247361702    32819  2249400 SH  PUT  OTHER   01/02         2249400 0        0
DENISON MINES CORP             COM              248356107     4371  3000000 SH       OTHER   01/02         3000000 0        0
DIRECTV                        COM CL A         25490A101   270065  7987714 SH       OTHER   01/02         7987714 0        0
DISH NETWORK CORP              CL A             25470M109    39570  1900557 SH       OTHER   01/02         1900557 0        0
ECLIPSYS CORP                  COM              278856109    19880  1000000 SH       OTHER   01/02         1000000 0        0
EXXON MOBIL CORP               COM              30231G102    66980  1000000 SH  CALL OTHER   01/02         1000000 0        0
EXXON MOBIL CORP               COM              30231G102   681189 10170033 SH       OTHER   01/02        10170033 0        0
FEDERAL NATL MTG ASSN          CONV PFD SR 08-1 313586745      332   207397 SH       OTHER   01/02          207397 0        0
FIDELITY NATL INFORMATION SV   COM              31620M106   116604  4974569 SH       OTHER   01/02         4974569 0        0
FIRST AMERN CORP CALIF         COM              318522307   274058  8098653 SH       OTHER   01/02         8098653 0        0
FOREST LABS INC                COM              345838106     5018   160000 SH       OTHER   01/02          160000 0        0
FOREST OIL CORP                COM PAR $0.01    346091705    46476  1800000 SH       OTHER   01/02         1800000 0        0
HEALTHSOUTH CORP               COM NEW          421924309     4099   219214 SH       OTHER   01/02          219214 0        0
HILLTOP HOLDINGS INC           COM              432748101    31525  2683000 SH       OTHER   01/02         2683000 0        0
ISHARES TR INDEX               RUSL 2000 GROW   464287648    41014   560000 SH       OTHER   01/02          560000 0        0
ISHARES TR INDEX               S&P SMLCP VALU   464287879    44891   700000 SH       OTHER   01/02          700000 0        0
JPMORGAN CHASE & CO            COM              46625H100   120592  2694800 SH  CALL OTHER   01/02         2694800 0        0
JPMORGAN CHASE & CO            COM              46625H100   787990 17608720 SH       OTHER   01/02        17608720 0        0
KINROSS GOLD CORP              NOTE 1.750% 3/1  496902AD9    51446 51000000 PRN      OTHER   01/02        51000000 0        0
KRAFT FOODS INC                CL A             50075N104   108961  3603200 SH       OTHER   01/02         3603200 0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     8882   200000 SH  CALL OTHER   01/02          200000 0        0
MCCLATCHY CO                   CL A             579489105     3974   809303 SH       OTHER   01/02          809303 0        0
MCKESSON CORP                  COM              58155Q103   113705  1730143 SH       OTHER   01/02         1730143 0        0
MERRIMAN CURHAN FORD GROUP I   COM              590418109      848  1146461 SH       OTHER   01/02         1146461 0        0
MGM MIRAGE                     COM              552953101    10800   900000 SH       OTHER   01/02          900000 0        0
MONSANTO CO NEW                COM              61166W101    29996   420000 SH       OTHER   01/02          420000 0        0
MOTOROLA INC                   COM              620076109   666602 94957542 SH       OTHER   01/02        94957542 0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    82354  1710000 SH       OTHER   01/02         1710000 0        0
OCH ZIFF CAP MGMT GROUP        CL A             67551U105    23506  1469125 SH       OTHER   01/02         1469125 0        0
OSI PHARMACEUTICALS INC        COM              671040103    59371   997000 SH       OTHER   01/02          997000 0        0
OSI PHARMACEUTICALS INC        NOTE 3.250% 9/0  671040AD5    16200 13500000 PRN      OTHER   01/02        13500000 0        0
OWENS ILL INC                  COM NEW          690768403    12528   352500 SH       OTHER   01/02          352500 0        0
PACTIV CORP                    COM              695257105   167259  6642531 SH       OTHER   01/02         6642531 0        0
PENNYMAC MTG INVT TR           COM              70931T103     8305   500000 SH       OTHER   01/02          500000 0        0
PFIZER INC                     COM              717081103    44946  2620764 SH       OTHER   01/02         2620764 0        0
QUALCOMM INC                   COM              747525103   162171  3862125 SH       OTHER   01/02         3862125 0        0
SCHLUMBERGER LTD               COM              806857108     6346   100000 SH       OTHER   01/02          100000 0        0
SLM CORP                       COM              78442P106   554008 44249813 SH       OTHER   01/02        44249813 0        0
SMITH INTL INC                 COM              832110100    17128   400000 SH       OTHER   01/02          400000 0        0
SMITHFIELD FOODS INC           COM              832248108   171703  8278842 SH       OTHER   01/02         8278842 0        0
SUNCOR ENERGY INC NEW          COM              867224107    65080  2000000 SH       OTHER   01/02         2000000 0        0
TALISMAN ENERGY INC            COM              87425E103    17060  1000000 SH  CALL OTHER   01/02         1000000 0        0
TERRA INDS INC                 COM              880915103    91520  2000000 SH       OTHER   01/02         2000000 0        0
TIFFANY & CO NEW               COM              886547108   123446  2599400 SH       OTHER   01/02         2599400 0        0
TIME WARNER CABLE INC          COM              88732J207    76064  1426825 SH       OTHER   01/02         1426825 0        0
UNITEDHEALTH GROUP INC         COM              91324P102   132659  4060584 SH       OTHER   01/02         4060584 0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209     9316   400000 SH       OTHER   01/02          400000 0        0
WAL MART STORES INC            COM              931142103    97300  1750000 SH       OTHER   01/02         1750000 0        0
WALGREEN CO                    COM              931422109   317376  8556910 SH       OTHER   01/02         8556910 0        0
WELLPOINT INC                  COM              94973V107    50388   782670 SH       OTHER   01/02          782670 0        0
WELLS FARGO & CO NEW           PERP PFD CNV A   949746804     1954     2000 SH       OTHER   01/02            2000 0        0
WENDYS ARBYS GROUP INC         COM              950587105    17713  3542547 SH       OTHER   01/02         3542547 0        0
WILMINGTON TRUST CORP          COM              971807102     8285   500000 SH       OTHER   01/02          500000 0        0
GRACE W R & CO DEL NEW         COM              38388F108    24497   882455 SH       OTHER   01/02          882455 0        0
WYNDHAM WORLDWIDE CORP         COM              98310W108    14795   575000 SH       OTHER   01/02          575000 0        0
XTO ENERGY INC                 COM              98385X106   184002  3900000 SH       OTHER   01/02         3900000 0        0